PREPAIDS AND OTHER (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
PREPAIDS AND OTHER
Inventory advances	$ 17,613	$ 16,486
Insurance and licenses	2,374	2,024
Other	4,265	2,164
Prepaids and other	$ 24,252	$ 20,674